Vanguard® Long-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
	United States Treasury Note/Bond	4.500%	2/15/36	57,831	59,747
	United States Treasury Note/Bond	4.750%	2/15/37	30,551	32,136
	United States Treasury Note/Bond	5.000%	5/15/37	35,935	38,653
	United States Treasury Note/Bond	4.375%	2/15/38	34,248	34,687
	United States Treasury Note/Bond	4.500%	5/15/38	35,005	35,847
	United States Treasury Note/Bond	3.500%	2/15/39	35,005	32,084
	United States Treasury Note/Bond	4.250%	5/15/39	61,624	61,191
	United States Treasury Note/Bond	4.500%	8/15/39	71,654	72,975
	United States Treasury Note/Bond	4.375%	11/15/39	72,502	72,808
	United States Treasury Note/Bond	4.625%	2/15/40	76,291	78,675
	United States Treasury Note/Bond	1.125%	5/15/40	254,203	161,260
	United States Treasury Note/Bond	4.375%	5/15/40	73,726	73,957
	United States Treasury Note/Bond	1.125%	8/15/40	312,153	196,315
	United States Treasury Note/Bond	3.875%	8/15/40	81,903	77,437
	United States Treasury Note/Bond	1.375%	11/15/40	344,319	224,561
	United States Treasury Note/Bond	4.250%	11/15/40	74,125	73,175
	United States Treasury Note/Bond	1.875%	2/15/41	422,915	298,287
	United States Treasury Note/Bond	4.750%	2/15/41	80,698	84,354
	United States Treasury Note/Bond	2.250%	5/15/41	336,756	251,409
	United States Treasury Note/Bond	4.375%	5/15/41	71,454	71,477
	United States Treasury Note/Bond	1.750%	8/15/41	488,180	333,030
	United States Treasury Note/Bond	3.750%	8/15/41	80,400	74,294
	United States Treasury Note/Bond	2.000%	11/15/41	399,680	282,649
	United States Treasury Note/Bond	3.125%	11/15/41	84,830	71,801
	United States Treasury Note/Bond	2.375%	2/15/42	323,755	242,462
	United States Treasury Note/Bond	3.125%	2/15/42	89,098	75,079
	United States Treasury Note/Bond	3.000%	5/15/42	84,958	69,945
	United States Treasury Note/Bond	3.250%	5/15/42	280,624	239,890
	United States Treasury Note/Bond	2.750%	8/15/42	101,327	79,953
	United States Treasury Note/Bond	3.375%	8/15/42	255,657	221,862
	United States Treasury Note/Bond	2.750%	11/15/42	141,405	111,113
	United States Treasury Note/Bond	4.000%	11/15/42	239,566	226,465
	United States Treasury Note/Bond	3.125%	2/15/43	120,143	99,738
	United States Treasury Note/Bond	3.875%	2/15/43	246,625	228,591
	United States Treasury Note/Bond	2.875%	5/15/43	191,527	152,474
	United States Treasury Note/Bond	3.875%	5/15/43	245,624	227,279
	United States Treasury Note/Bond	3.625%	8/15/43	139,235	123,897
	United States Treasury Note/Bond	4.375%	8/15/43	265,041	262,142
	United States Treasury Note/Bond	3.750%	11/15/43	140,972	127,469
	United States Treasury Note/Bond	4.750%	11/15/43	265,222	275,085
	United States Treasury Note/Bond	3.625%	2/15/44	150,833	133,605
	United States Treasury Note/Bond	4.500%	2/15/44	265,601	266,265
	United States Treasury Note/Bond	3.375%	5/15/44	139,901	119,178
	United States Treasury Note/Bond	4.625%	5/15/44	253,671	258,349
	United States Treasury Note/Bond	3.125%	8/15/44	179,520	146,674
	United States Treasury Note/Bond	4.125%	8/15/44	255,766	243,457
	United States Treasury Note/Bond	3.000%	11/15/44	143,560	114,646
[1]	United States Treasury Note/Bond	4.625%	11/15/44	95,168	97,116
	United States Treasury Note/Bond	2.500%	2/15/45	197,805	144,676
	United States Treasury Note/Bond	3.000%	5/15/45	88,727	70,635
	United States Treasury Note/Bond	2.875%	8/15/45	125,109	97,311
	United States Treasury Note/Bond	3.000%	11/15/45	73,306	58,129
	United States Treasury Note/Bond	2.500%	2/15/46	156,400	113,024
	United States Treasury Note/Bond	2.500%	5/15/46	156,486	112,719
	United States Treasury Note/Bond	2.250%	8/15/46	197,973	135,364
	United States Treasury Note/Bond	2.875%	11/15/46	86,722	66,626
	United States Treasury Note/Bond	3.000%	2/15/47	181,849	142,439
	United States Treasury Note/Bond	3.000%	5/15/47	133,274	104,204
	United States Treasury Note/Bond	2.750%	8/15/47	195,511	145,747
	United States Treasury Note/Bond	2.750%	11/15/47	203,710	151,573
	United States Treasury Note/Bond	3.000%	2/15/48	229,242	178,450
	United States Treasury Note/Bond	3.125%	5/15/48	250,739	199,377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	8/15/48	276,594	214,749
	United States Treasury Note/Bond	3.375%	11/15/48	282,980	234,697
	United States Treasury Note/Bond	3.000%	2/15/49	297,488	230,460
	United States Treasury Note/Bond	2.875%	5/15/49	290,461	219,298
	United States Treasury Note/Bond	2.250%	8/15/49	270,003	178,708
	United States Treasury Note/Bond	2.375%	11/15/49	257,206	174,779
	United States Treasury Note/Bond	2.000%	2/15/50	318,274	197,977
	United States Treasury Note/Bond	1.250%	5/15/50	363,847	185,790
	United States Treasury Note/Bond	1.375%	8/15/50	413,629	217,543
	United States Treasury Note/Bond	1.625%	11/15/50	410,670	230,745
	United States Treasury Note/Bond	1.875%	2/15/51	456,709	273,740
	United States Treasury Note/Bond	2.375%	5/15/51	461,547	311,544
	United States Treasury Note/Bond	2.000%	8/15/51	459,045	282,743
	United States Treasury Note/Bond	1.875%	11/15/51	428,478	254,944
	United States Treasury Note/Bond	2.250%	2/15/52	390,984	255,239
	United States Treasury Note/Bond	2.875%	5/15/52	374,138	280,720
	United States Treasury Note/Bond	3.000%	8/15/52	356,342	274,606
	United States Treasury Note/Bond	4.000%	11/15/52	352,455	328,334
	United States Treasury Note/Bond	3.625%	2/15/53	350,030	305,018
	United States Treasury Note/Bond	3.625%	5/15/53	352,907	307,691
	United States Treasury Note/Bond	4.125%	8/15/53	390,892	372,752
	United States Treasury Note/Bond	4.750%	11/15/53	409,735	433,423
	United States Treasury Note/Bond	4.250%	2/15/54	428,514	418,471
	United States Treasury Note/Bond	4.625%	5/15/54	428,550	445,357
	United States Treasury Note/Bond	4.250%	8/15/54	428,600	419,224
	United States Treasury Note/Bond	4.500%	11/15/54	166,365	169,822
Total U.S. Government and Agency Obligations (Cost $17,441,555)					15,874,191
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2]	Vanguard Market Liquidity Fund (Cost $167,957)	4.651%		1,679,610	167,944
Total Investments (100.1%) (Cost $17,609,512)					16,042,135
Other Assets and Liabilities—Net (-0.1%)					(16,029)
Net Assets (100%)					16,026,106
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	15,874,191	—	15,874,191
Temporary Cash Investments	167,944	—	—	167,944
Total	167,944	15,874,191	—	16,042,135